Note 15 - Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
15.	OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended
March 31, 2016,
2017
and
2018
are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2016:
Foreign currency translation adjustments	¥(67,652)	-	¥(67,652)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(417,400)	¥128,977	(288,423)
Less: Reclassification adjustments for gain (loss) included in net income	3,965	(1,328)	2,637
Other	-	9,834	9,834
Net unrealized holding gain (loss) during the period	(413,435)	137,483	(275,952)
Defined benefit pension plans:
Amount arising during the period	(585,332)	192,576	(392,756)
Less: Reclassification adjustments for gain (loss) included in net income	(2,606)	944	(1,662)
Net defined benefit pension plans	(587,938)	193,520	(394,418)

Other comprehensive income (loss)	¥(1,069,025)	¥331,003	¥(738,022)
Year ended March 31, 2017:
Foreign currency translation adjustments	¥(188,036)	¥6,926	¥(181,110)
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,840,782	(579,846)	1,260,936
Less: Reclassification adjustments for gain (loss) included in net income	27,846	(8,827)	19,019
Other	-	140	140
Net unrealized holding gain (loss) during the period	1,868,628	(588,533)	1,280,095
Defined benefit pension plans:
Amount arising during the period	276,702	(87,161)	189,541
Less: Reclassification adjustments for gain (loss) included in net income	24,584	(10,079)	14,505
Net defined benefit pension plans	301,286	(97,240)	204,046

Other comprehensive income (loss)	¥1,981,878	¥(678,847)	¥1,303,031

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2018:
Foreign currency translation adjustments	¥2,081	¥(2,985)	¥(904)
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,714,731	(1,485,140)	3,229,591
Less: Reclassification adjustments for gain (loss) included in net income	(1,068,303)	380,922	(687,381)
Net unrealized holding gain (loss) during the period	3,646,428	(1,104,218)	2,542,210
Defined benefit pension plans:
Amount arising during the period	44,710	(14,083)	30,627
Less: Reclassification adjustments for gain (loss) included in net income	5,489	(2,250)	3,239
Net defined benefit pension plans	50,199	(16,333)	33,866

Other comprehensive income (loss)	¥3,698,708	¥(1,123,536)	¥2,575,172

The changes in accumulated other comprehensive income (loss) by component for the years ended
March 31, 2016,
2017
and
2018
are as follows:

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649
Other comprehensive income (loss) before reclassifications	(278,589)	(392,756)	(71,610)	(742,955)
Amounts reclassified out of accumulated other comprehensive income	2,637	(1,662)	-	975
Other comprehensive loss	(275,952)	(394,418)	(71,610)	(741,980)
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669
Other comprehensive loss before reclassifications	1,261,076	189,541	(181,110)	1,269,507
Amounts reclassified out of accumulated other comprehensive income	19,019	14,505	-	33,524
Other comprehensive income (loss)	1,280,095	204,046	(181,110)	1,303,031
Year ended March 31, 2017:	¥2,549,089	¥(419,575)	¥370,186	¥2,499,700

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2017:	¥2,549,089	¥(419,575)	¥370,186	¥2,499,700
Other comprehensive income (loss) before reclassifications	3,229,591	30,627	(904)	3,259,314
Amounts reclassified out of accumulated other comprehensive income	(687,381)	3,239	-	(684,142)
Other comprehensive income (loss)	2,542,210	33,866	(904)	2,575,172
Year ended March 31, 2018:	¥5,091,299	¥(385,709)	¥369,282	¥5,074,872

The amounts reclassified from accumulated other comprehensive income (loss) to the consolidated statements of income, with presentation location, for the years ended
March 31, 2016,
2017
and
2018,
are as follows:

	Thousands of Yen
	2016	2017	2018	Location

Other comprehensive income (loss) components:
Unrealized holding gain on securities	-	¥2,708	¥1,068,303	Net gain on sales of other investments
	¥(3,965)	(30,554)	-	Impairment of other investments
	1,328	8,827	(380,922)	Income tax expense
	(2,637)	(19,019)	687,381	Net income
Defined benefit pension plans	2,606	(24,584)	(5,489)	Net periodic pension costs (Note 13)
	(944)	10,079	2,250	Income tax expense
	1,662	(14,505)	(3,239)	Net income
Total amount reclassified	¥(975)	¥(33,524)	¥726,568